Investments in joint ventures - Schedule of Investments in Joint Ventures (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CHS AGRO S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%